12 - OPTIONS - Number of shares outstanding (Details) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of shares
Outstanding	150,000
Granted	975,000	150,000
Exercised
Cancelled / Expired	55,000
Outstanding ending balance	1,070,700	150,000
Weighted Avg. Exercise Price
Outstanding, Beginning Balance	$ 2.67
Granted	$ 6.79	$ 2.67
Cancelled / Expired	4.19
Outstanding, Ending Balance	$ 6.79	$ 2.67